UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07840

                              SCHRODER SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                              Schroder Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------

                COLLATERALIZED MORTGAGE
                OBLIGATIONS  - 35.0%
  4,392,591     American Home Mortgage
                   Investment Trust, Series 2005-1,
                   Class 1A1 (1)
                   3.680%, 6/25/45                                    4,385,727
    417,619     Banc of America Mortgage
                   Securities, Series 2003-K,
                   Class 2A2 (1)
                   4.504%, 12/25/33                                     415,236
  1,702,849     Bear Stearns Alternative Trust,
                   Series 2004-3, Class A1 (1)
                   3.780%, 4/25/34                                    1,704,675
    975,432     Citigroup Mortgage Loan Trust,
                   Series 2003-AP3, Class A1
                   7.000%, 9/25/33                                    1,006,740
  1,668,730     Citigroup Mortgage Loan Trust,
                   Series 2004-2, Class 1A23 (2)
                   9.250%, 8/25/33                                    1,739,312
    940,514     Citigroup Mortgage Loan Trust,
                   Series 2005-1, Class 3A1
                   6.500%, 4/25/35                                      969,611
    953,702     Countrywide Alternative Loan
                   Trust, Series 2005-14,
                   Class 2A1 (1)
                   3.670%, 5/25/35                                      952,957
    780,000     Countrywide Alternative Loan
                   Trust, Series 2005-38,
                   Class A1 (1)
                   4.237%, 9/25/35                                      787,800
    184,552     Countrywide Alternative Loan
                   Trust, Series 2005-J4,
                   Class 1A1 (1)
                   3.604%, 7/25/35                                      184,765
    610,440     Countrywide Alternative Loan
                   Trust, Series 2005-J4,
                   Class 1A4 (1)
                   3.654%, 7/25/35                                      611,697
    479,834     Countrywide Home Loans,
                   Series 2005-1, Class 2A1 (1)
                   3.750%, 3/25/35                                      479,834


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
  1,176,457     Countrywide Home Loans,
                   Series 2005-11, Class 4A1 (1)
                   3.730%, 4/25/35                                    1,176,457
  1,333,336     Impac CMB Trust, Series 2004-1,
                   Class A1 (1)
                   3.790%, 3/25/34                                    1,338,616
  1,095,468     Impac CMB Trust, Series 2005-1,
                   Class 1A1 (1)
                   3.720%, 4/25/35                                    1,096,596
  3,182,227     Impac CMB Trust, Series 2005-3,
                   Class A1 (1)
                   3.700%, 8/25/35                                    3,189,514
  1,117,189     Impac CMB Trust, Series 2005-4,
                   Class 1A2 (1)
                   3.800%, 5/25/35                                    1,115,618
    387,015     Impac Secured Assets, Series 2004-3,
                   Class 1A1 (1)
                   3.660%, 11/25/34                                     387,044
  1,604,207     Master Adjustable Rate Mortgages
                   Trust, Series 2004-9, Class 2A1 (1)
                   3.840%, 11/25/34                                   1,608,796
    229,731     Novastar NIM Trust, Series 2005-N1,
                   Class Note (2)
                   4.777%, 10/26/35                                     229,731
  1,028,901     People's Choice Home Loan
                   Securities Trust, Series 2005-1,
                   Class 1A1 (1)
                   3.620%, 10/25/26                                   1,029,704
  1,724,524     People's Choice Home Loan
                   Securities Trust, Series 2005-2,
                   Class A1 (1)
                   3.570%, 5/25/35                                    1,725,804
    988,137     Saco I Trust, Series 2005-1,
                   Class A1 (1) (2)
                   3.660%, 3/25/35                                      988,137
  2,027,951     Saco I Trust, Series 2005-2,
                   Class A (1) (2)
                   3.660%, 4/25/35                                    2,027,951
    458,580     Saco I Trust, Series 2005-3,
                   Class A1 (1)
                   3.690%, 7/25/35                                      458,580


--------------------------------------------------------------------------------

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SCHRODER ENHANCED INCOME FUND
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SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
    854,313     Structured Adjustable Rate
                   Mortgage Loan, Series 2005-8XS,
                   Class A1 (1)
                   3.560%, 4/25/35                                      854,467
  1,811,128     Structured Asset Securities,
                   Series 2005-GEL2, Class A (1)
                   3.740%, 4/25/35                                    1,812,187
  1,695,376     Structured Asset Securities,
                   Series 2005-S2, Class A1 (1)
                   3.560%, 6/25/35                                    1,696,370
    659,487     WMALT Mortgage Pass-Through
                   Certificates, Series 2005-5,
                   Class 1A5 (1)
                   3.610%, 7/25/35                                      658,869
    930,000     WMALT Mortgage Pass-Through
                   Certificates, Series 2005-AR11,
                   Class A1B1 (1) (3)
                   3.930%, 9/25/35                                      930,000
                                                                   ------------
                TOTAL COLLATERALIZED
                MORTGAGE OBLIGATIONS
                (Cost $35,648,292)                                   35,562,795
                                                                   ------------

                ASSET-BACKED SECURITIES  - 33.1%
  1,770,000     Aegis Asset-Backed Securities
                   Trust, Series 2005-1, Class IA2 (1)
                   3.710%, 3/25/35                                    1,771,035
  2,615,788     Aegis Asset-Backed Securities
                   Trust, Series 2005-2, Class 1A1 (1)
                   3.560%, 6/25/35                                    2,617,536
    112,057     Amortizing Residential Collateral
                   Trust, Series 2002-BC1, Class M1 (1)
                   4.310%, 1/25/32                                      112,410
    470,000     Amortizing Residential Collateral
                   Trust, Series 2002-BC2, Class M1 (1)
                   4.210%, 5/25/32                                      472,314


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
    275,000     Amortizing Residential Collateral
                   Trust, Series 2002-BC4, Class M3 (1)
                   5.360%, 7/25/32                                      277,462
    390,000     Amortizing Residential Collateral
                   Trust, Series 2002-BC10, Class M2 (1)
                   5.960%, 1/25/33                                      394,223
    545,497     Aspen Funding I, Ltd., Series 2002-1A,
                   Class A1L (1) (2)
                   4.150%, 7/10/37                                      545,838
    344,369     Bear Stearns Asset-Backed
                   Securities, Series 2005-SD1,
                   Class 1A1 (1)
                   3.610%, 4/25/22                                      344,658
    640,000     Capital Auto Receivables Asset
                   Trust, Series 2005-1, Class A2A (1)
                   3.428%, 7/16/07                                      640,532
    605,155     Carrington Mortgage Loan Trust,
                   Series 2005-2, Class A1A (1)
                   3.550%, 5/25/35                                      605,551
    899,728     Carrington Mortgage Loan Trust,
                   Series 2005-NC2, Class A1 (1)
                   3.590%, 5/25/35                                      900,324
    510,000     Countrywide Asset-Backed
                   Certificates, Series 2003-1,
                   Class M1 (1)
                   4.210%, 4/25/33                                      512,994
    249,779     Countrywide Asset-Backed
                   Certificates, Series 2003-3,
                   Class 3A (1)
                   3.730%, 11/25/33                                     249,732
  2,030,000     Countrywide Asset-Backed
                   Certificates, Series 2004-11,
                   Class A2 (1)
                   3.840%, 3/25/33                                    2,038,936
    190,919     Countrywide Asset-Backed
                   Certificates, Series 2005-2N,
                   Class N (2)
                   4.500%, 8/25/36                                      189,666


--------------------------------------------------------------------------------

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SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
    480,000     Countrywide Asset-Backed
                   Certificates, Series 2005-5,
                   Class M4 (1)
                   4.100%, 7/25/35                                      480,000
    454,445     Countrywide Asset-Backed
                   Certificates, Series 2005-SD1,
                   Class A1A (1) (2)
                   3.464%, 5/25/35                                      454,445
    972,682     Countrywide Home Equity Loan
                   Trust, Series 2003-C, Class A (1)
                   3.658%, 5/15/29                                      974,625
  1,093,810     Credit Suisse First Boston Mortgage
                   Securities, Series 2005-AGE1,
                   Class A1 (1)
                   3.600%, 2/25/32                                    1,094,546
    756,872     Fieldstone Mortgage Investment,
                   Series 2005-1, Class 1A2 (1)
                   3.750%, 3/25/35                                      757,427
    502,479     Fieldstone Mortgage Investment,
                   Series 2005-1, Class 2A1 (1)
                   3.580%, 3/25/35                                      502,867
    522,898     Finance America Mortgage Loan
                   Trust, Series 2004-3, Class 2A1 (1)
                   3.830%, 11/25/34                                     524,917
  1,505,000     Financial Asset Securities Trust,
                   Series 2005-1A, Class 2A1 (1) (2)
                   3.760%, 2/27/35                                    1,505,447
  1,313,693     First Franklin Mortgage Loan
                   Asset-Backed Certificate,
                   Series 2004-FF4, Class A2 (1)
                   3.750%, 6/25/34                                    1,317,006
  1,655,961     Fremont Home Loan Trust,
                   Series 2005-B, Class 2A1 (1)
                   3.550%, 4/25/35                                    1,657,191
    162,576     Fremont NIM Trust, Series 2004-D,
                   Class N1 (2)
                   4.500%, 11/25/34                                     162,194
    672,974     GSAMP Trust, Series 2005-SD1,
                   Class A1 (1)(2)
                   3.800%, 12/25/34                                     675,506


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
    174,199     GSAMP Trust, Series 2005-SD1,
                   Class N (2)
                   5.375%, 1/25/35                                      173,363
    619,965     Merrill Lynch Mortgage Investors,
                   Series 2005-SL2, Class A1A (1)
                   3.550%, 12/25/35                                     620,293
    729,856     Morgan Stanley Asset-Backed
                   Securities Capital I,
                   Series 2005-WMC1, Class A2A (1)
                   3.560%, 1/25/35                                      730,393
    340,000     Park Place Securities, Series 2005-WHQ2,
                   Class A2B (1)
                   3.610%, 5/25/35                                      340,199
    446,412     Popular Asset-Backed Securities
                   Mortgage Pass-Through Trust,
                   Series 2005-1, Class AF1 (1)
                   3.580%, 5/25/35                                      446,754
    787,588     RAAC Series, Series 2005-RP1,
                   Class A (1) (2)
                   3.800%, 7/25/37                                      788,079
  1,903,992     Residential Asset Mortgage
                   Products, Series 2005-RS3,
                   Class AIA1 (1)
                   3.560%, 3/25/35                                    1,905,369
    621,788     Residential Asset Mortgage
                   Products, Series 2005-RS4,
                   Class A1 (1)
                   3.560%, 4/25/35                                      622,199
    817,255     Residential Asset Mortgage
                   Products, Series 2005-RS5,
                   Class AI1 (1)
                   3.570%, 5/25/35                                      817,734
    722,423     Restructured Asset-Backed
                   Securities, Series 2003-3A,
                   Class A1 (1) (2)
                   4.500%, 1/29/22                                      725,132
    107,702     Sail Net Interest Margin Notes,
                   Series 2004-4A, Class A (2)
                   5.000%, 4/27/34                                      107,710
    149,381     Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A (2)
                   5.000%, 9/27/34                                      148,618


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
  1,627,224     Soundview Home Equity Loan
                   Trust, Series 2004-1, Class A1 (1)
                   3.830%, 7/25/34                                    1,629,755
    330,000     Structured Asset Investment Loan
                   Trust, Series 2003-BC1, Class M2 (1)
                   5.310%, 1/25/33                                      331,641
    160,000     Structured Asset Investment Loan
                   Trust, Series 2003-BC2, Class M1 (1)
                   4.380%, 4/25/33                                      160,883
    160,000     Structured Asset Investment Loan
                   Trust, Series 2003-BC7, Class M1 (1)
                   4.210%, 7/25/33                                      161,047
    388,000     Structured Asset Investment Loan
                   Trust, Series 2003-BC11, Class M4 (1)
                   6.460%, 10/25/33                                     388,830
    280,000     Structured Asset Investment Loan
                   Trust, Series 2004-1, Class M4 (1)
                   6.210%, 2/25/34                                      285,344
    536,187     Structured Asset Investment Loan
                   Trust, Series 2005-2, Class A2 (1)
                   3.580%, 3/25/35                                      536,561
    936,611     Wachovia Loan Trust, Series 2005-SD1,
                   Class A (1) (2)
                   3.820%, 5/25/35                                      936,967
                                                                   ------------
                TOTAL ASSET-BACKED
                SECURITIES
                (Cost $33,627,942)                                   33,636,253
                                                                   ------------

                MORTGAGE-BACKED OBLIGATIONS - 21.3%
    360,000     Aames Mortgage Trust, Series 2002-2,
                   Class B (4)
                   6.770%, 3/25/33                                      363,790
    780,000     Ace Securities, Series 2004-FM1,
                   Class M2 (1)
                   4.710%, 9/25/33                                      788,287


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
    176,163     Aegis Asset-Backed Securities
                   Trust, Series 2005-1N, Class N1 (2)
                   4.250%, 3/25/35                                      175,640
  1,296,574     Ameriquest Finance NIM Trust,
                   Series 2005-RN4 (1) (2)
                   3.580%, 5/25/10                                    1,296,574
    825,000     Ameriquest Mortgage Securities,
                   Series 2002-1, Class M2 (1)
                   4.660%, 5/25/32                                      830,178
    205,000     Ameriquest Mortgage Securities,
                   Series 2003-AR1, Class M3 (1)
                   6.460%, 1/25/33                                      208,240
    190,000     Argent Securities, Series 2003-W8,
                   Class A4 (1)
                   4.040%, 3/25/34                                      191,620
    490,000     Asset-Backed Funding Certificates,
                   Series 2005-AQ1, Class A1A (1)
                   3.580%, 6/25/35                                      490,287
  1,748,698     Bayview Commercial Asset Trust IO,
                   Series 2005-1A, Class IO
                   0.775%, 4/25/35                                      140,442
    735,742     Centex Home Equity, Series 1999-4,
                   Class A7 (1)
                   3.810%, 2/25/31                                      737,648
    436,113     Centex Home Equity, Series 2002-B,
                   Class BV (1)
                   5.184%, 4/25/32                                      438,115
    160,000     Chase Funding Loan Acquisition Trust,
                   Series 2003-C1, Class 2M1 (1)
                   4.110%, 11/25/32                                     160,822
    187,883     FEP Receivables Participation Funding
                   LP, Series 2001-1, Class A-2L (1)
                   4.340%, 11/18/08                                     187,766
    470,767     Fremont NIM Trust, Series 2005-B (2)
                   5.500%, 4/25/35                                      468,996
    635,000     GMAC Mortgage Corporation
                   Loan Trust, Series 2004-HLT1,
                   Class A2
                   3.870%, 5/25/25                                      625,683


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
    726,317     GSAMP Trust, Series 2005-S2,
                   Class A (1)
                   3.630%, 11/25/34                                     726,742
  1,654,992     Home Equity Mortgage Trust,
                   Series 2005-2, Class A1 (1)
                   3.640%, 7/25/35                                    1,656,023
    454,971     Lake Country Mortgage Loan
                   Trust, 2005-HE1, Class A1 (1)
                   3.660%, 12/25/32                                     454,971
 43,870,585     Lehman Brothers Small Balance
                   Commercial IO, Series 2005-1A,
                   Class A
                   0.850%, 2/25/30                                    1,288,698
    171,267     Long Beach Asset Holdings,
                   Series 2004-6, Class N1 (1) (2)
                   4.500%, 11/25/34                                     171,368
    355,269     Long Beach Asset Holdings,
                   Series 2005-2, Class N1 (2)
                   4.150%, 4/25/35                                      354,630
    311,086     Master Asset-Backed Securities
                   Trust, Series 2004-WMC3,
                   Class A2 (1)
                   3.820%, 10/25/34                                     311,644
    288,808     Master Asset-Backed Securities
                   Trust, Series 2005-C10A,
                   Class N1
                   4.750%, 5/26/35                                      288,436
    274,147     Master Asset-Backed Securities
                   Trust, Series 2005-CI9A,
                   Class N1 (2)
                   4.940%, 3/26/35                                      274,147
  1,118,537     Master Asset-Backed Securities
                   Trust, Series 2005-HE1,
                   Class A1 (1)
                   3.560%, 5/25/35                                    1,119,366
    462,216     Master Asset-Backed Securities
                   Trust, Series 2005-OPT1,
                   Class Note (1) (2)
                   3.380%, 5/26/10                                      462,216
    632,833     Novastar Home Equity Loan,
                   Series 2004-3, Class A3A (1)
                   3.680%, 12/25/34                                     633,415


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
     60,309     Opteum NIM Trust, Series 2005-1 (2)
                   6.000%, 2/25/35                                       60,203
    110,077     Option One Mortgage Loan Trust,
                   Series 2002-3, Class M2 (1)
                   4.590%, 8/25/32                                      110,401
    111,127     Option One Mortgage Loan Trust,
                   Series 2002-3, Class M3 (1)
                   5.310%, 8/25/32                                      111,674
    870,000     Option One Mortgage Loan Trust,
                   Series 2003-1, Class M2 (1)
                   5.410%, 2/25/33                                      886,720
  1,656,309     Ownit Mortgage Loan Asset-Backed Trust,
                   Series 2005-1, Class A1 (1)
                   3.590%, 9/25/35                                    1,657,720
  1,098,355     Provident Bank Home Equity Loan
                   Trust, Series 1999-3, Class A3 (1)
                   3.850%, 1/25/31                                    1,100,252
    135,554     Renaissance NIM Trust,
                   Series 2005-1, Class N (2)
                   4.700%, 5/25/35                                      135,554
    178,419     Residential Asset Securities,
                   Series 2002-KS2, Class MII3 (1)
                   5.260%, 4/25/32                                      179,202
    250,000     Residential Asset Securities,
                   Series 2003-KS8, Class MII2 (1)
                   4.960%, 10/25/33                                     251,863
    161,899     Residential Asset Securities,
                   Series 2005-NT1 (2)
                   4.000%, 2/25/35                                      162,252
    290,000     Soundview Home Equity Loan Trust,
                   Series 2003-2, Class A2 (1)
                   4.110%, 11/25/33                                     292,507
    632,449     Structured Asset Securities,
                   Series 2005-9XS, Class 1A1A (1)
                   3.600%, 6/25/35                                      632,732
    897,257     Terwin Mortgage Trust,
                   Series 2004-9HE, Class A2 (2)
                   3.620%, 9/25/34                                      897,257


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

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
    305,000     Wachovia Bank Commercial Mortgage Trust,
                   Series 2002-WHL, Class L (1) (2)
                   6.388%, 3/15/15                                      305,515
                                                                   ------------
                TOTAL MORTGAGE-
                BACKED OBLIGATIONS
                (Cost $21,605,435)                                   21,629,596
                                                                   ------------

                COMMERCIAL PAPER - 8.5%
  4,000,000     Citicorp (5)
                   3.262%, 8/3/05                                     3,999,276
  1,000,000     General Electric Capital (5)
                   3.340%, 8/22/05                                      998,057
  3,700,000     Toyota Motor (5)
                   3.369%, 8/30/05                                    3,690,004
                                                                   ------------
                TOTAL COMMERCIAL PAPER
                (Cost $8,687,337)                                     8,687,337
                                                                   ------------

                U.S. TREASURY OBLIGATIONS - 3.1%
                U.S. Treasury Bills (5)
  2,200,000        2.980%, 8/11/05                                    2,198,183
    900,000        2.865%, 8/04/05                                      899,787
                                                                   ------------
                TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $3,097,969)                                     3,097,970
                                                                   ------------

                CORPORATE OBLIGATION  - 0.2%
    200,000     Twin Reefs Pass-Through (2)
                   4.350%, 12/10/09                                     199,366
                                                                   ------------
                TOTAL CORPORATE
                OBLIGATION
                (Cost $200,406)                                         199,366
                                                                   ------------


 Principal
  Amount $                                                            Value $
 ---------                                                            -------

                SHORT-TERM INVESTMENT  - 1.0%
  1,047,474     JPMorgan Chase Time Deposit,
                   2.81%                                              1,047,474
                                                                   ------------
                TOTAL SHORT-TERM
                INVESTMENT
                (Cost $1,047,474)                                     1,047,474
                                                                   ------------
                TOTAL INVESTMENTS - 102.2%
                (Cost $103,914,855)*                                103,860,791
                                                                   ------------
                OTHER ASSETS LESS
                LIABILITIES - (2.2)%                                 (2,206,122)
                                                                   ------------
                TOTAL NET ASSETS - 100.0%                          $101,654,669
                                                                   ============


* At July 31, 2005, the tax basis cost of the Fund's investments was $103,914,855, and the unrealized appreciation and depreciation of investments owned by the Fund were $208,974 and $(263,038), respectively.
(1) Variable Rate Security -- Rate disclosed is as of July 31, 2005.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2005, the value of these securities amounted to $16,361,814, representing 16.1% of the net assets of the Fund.
(3) Security purchased on a when-issued basis.
(4) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2005.
(5) The rate shown represents the security's effective yield at time of purchase.
IO -- Interest Only Security
LP -- Limited Partnership
Ltd. -- Limited
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


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

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


The Fund had the following futures contracts outstanding at July 31, 2005:
                                                                       Net
                                                                    Unrealized
                   Number of                       Expiration      Appreciation
                   Contracts         Value            Date         (Deprecation)
--------------------------------------------------------------------------------
Long:
U.S. Treasury
  10-Year Note         34         $ 3,773,469       9/21/2005        $ (79,226)
U.S. Treasury
  Bond                 21           2,421,563       10/2/2005          (42,831)
                                                                     ----------
                                                                      (122,057)
                                                                     ----------
Short:
90 Day Euro
  Dollar               10           2,390,750       3/13/2006           10,500
U.S. Treasury
  2-Year Note          95          19,616,016       9/30/2005          133,780
                                                                     ----------
                                                                       144,280
                                                                     ----------
                                                                     $  22,223
                                                                     ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------

                U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.5%
                FHLMC Gold
  1,082,481        5.500%, 12/01/34                                   1,088,784
  1,018,767        5.000%, 8/01/33                                    1,005,064
    442,817        4.500%, 3/01/19                                      436,094
    380,376     FNMA
                   5.500%, 7/01/34                                      382,477
                                                                    -----------
                TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $2,919,417)                                     2,912,419
                                                                    -----------

                CORPORATE OBLIGATIONS  - 20.2%
     30,000     AES Gener
                   7.500%, 3/25/14                                       30,851
     20,000     American Movil
                   6.375%, 3/01/35                                       19,542
     25,000     Assured Guaranty
                   7.000%, 6/01/34                                       28,576
     50,000     BAC Capital Trust VI
                   5.625%, 3/08/35                                       50,014
     35,000     Bunge Ltd. Finance (1)
                   5.100%, 7/15/15                                       34,751
     75,000     Cadbury Schweppes Finance (1)
                   5.125%, 10/01/13                                      74,797
     70,000     Centerpoint Energy
                   7.250%, 9/01/10                                       76,717
     15,000     Chartered Semiconductor (2)
                   6.375%, 8/03/15                                       14,786
     25,000     CHC Helicopter  (1)
                   7.375%, 5/01/14                                       25,406
     40,000     ChinaTrust Commercial Bank (1)
                   5.625%, 12/29/49                                      39,915
     75,000     CIT Group of Canada (1)
                   5.200%, 6/01/15                                       74,701
     45,000     Citigroup
                   5.000%, 9/15/14                                       45,139


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
     55,000     Comcast Cable Communication
                   8.875%, 5/01/17                                       71,293
     80,000     Cox Communications
                   7.125%, 10/01/12                                      88,518
     50,000     Deutsche Telekom
                   8.750%, 6/15/30                                       67,089
     30,000     Fraser Papers (1)
                   8.750%, 3/15/15                                       27,000
     95,000     GATX Financial
                   5.125%, 4/15/10                                       95,010
     70,000     Genentech  (1)
                   4.750%, 7/15/15                                       69,588
    125,000     Goldman Sachs Group
                   5.125%, 1/15/15                                      125,444
     25,000     Halliburton
                   8.750%, 2/15/21                                       33,525
     35,000     International Paper
                   6.750%, 9/01/11                                       37,971
    100,000     JPMorgan Chase
                   4.750%, 3/01/15                                       97,956
     55,000     Kroger
                   6.200%, 6/15/12                                       58,357
     50,000     Liberty Mutual Group (1)
                   6.500%, 3/15/35                                       48,434
     15,000     Meritage Homes
                   6.250%, 3/15/15                                       14,550
     25,000     Methanex (2)
                   6.000%, 8/15/15                                       24,949
     50,000     New Singular Wireless Service
                   8.125%, 5/01/12                                       59,132
     55,000     Odyssey Re Holdings
                   7.650%, 11/01/13                                      58,781
     30,000     Pacific Gas & Electric
                   6.050%, 3/01/34                                       32,276
    120,000     PCCW Capital No. 3 (1)
                   5.250%, 7/20/15                                      117,593
    100,000     Pemex Project Funding Master Trust (1)
                   5.750%, 12/15/15                                      98,550
     40,000     Pinnacle West Energy (1)
                   4.004%, 4/01/07                                       40,022
     45,000     Precision Drilling
                   5.625%, 6/01/14                                       45,514


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
     40,000     Resona Preferred Global Securities (1)
                   7.191%, 7/30/49                                       40,927
     25,000     Royal Caribbean Cruises
                   7.500%, 10/15/27                                      27,500
     30,000     Shinhan Bank
                   5.663%, 3/02/35                                       29,630
     35,000     Sprint Capital
                   6.900%, 5/01/19                                       39,719
     30,000     Valero Energy
                   6.875%, 4/15/12                                       33,214
     65,000     WM Wrigley Jr.
                   4.650%, 7/15/15                                       64,259
                                                                    -----------
                TOTAL CORPORATE
                OBLIGATIONS
                (Cost $2,075,800)                                     2,061,996
                                                                    -----------

                U.S. TREASURY OBLIGATIONS - 15.2%
                U.S. Treasury Bills (3)
    400,000        3.178%, 8/25/05                                      399,166
    200,000        2.865%, 8/04/05                                      199,953
                U.S. Treasury Bond
    250,000        6.125%, 8/15/29                                      308,047
    490,000        5.375%, 2/15/31                                      556,954
                U.S. Treasury Note
     95,000        4.125%, 5/15/15                                       93,798
                                                                    -----------
                TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $1,541,731)                                     1,557,918
                                                                    -----------

                MORTGAGE-BACKED OBLIGATIONS  - 14.2%
    225,000     Bear Stearns Commercial
                   Mortgage Securities,
                   Series 2004-PWR, Class A4
                   4.715%, 2/11/41                                      222,163
    395,000     Bear Stearns Commercial
                   Mortgage Securities,
                   Series 2005-T18, Class A4
                   4.933%, 2/13/42                                      396,112


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
    283,849     Citigroup Mortgage Loan Trust,
                   Series 2005-1, Class 3A1
                   6.500%, 4/25/35                                      292,631
     46,154     Fremont NIM Trust, Series 2005-B (1)
                   5.500%, 4/25/35                                       45,980
     55,000     GMAC Mortgage Corporation
                   Loan Trust, Series 2004-HLT1,
                   Class A2
                   3.870%, 5/25/25                                       54,193
     80,535     Home Equity Mortgage Trust,
                   Series 2005-2, Class A1
                   3.640%, 7/25/35                                       80,585
     33,437     Long Beach Asset Holdings,
                   Series 2005-2, Class N1 (1)
                   4.150%, 4/25/35                                       33,377
     73,073     Merrill Lynch Mortgage Investors,
                   Series 2005-SL1, Class A
                   3.660%, 6/25/35                                       73,118
    215,000     Morgan Stanley Capital I,
                   Series 2003-T11, Class A3
                   4.850%, 6/13/41                                      215,672
     36,692     Option One Mortgage Loan Trust,
                   Series 2002-3, Class M2 (4)
                   4.590%, 8/25/32                                       36,800
                                                                    -----------
                TOTAL MORTGAGE-
                BACKED OBLIGATIONS
                (Cost $1,448,420)                                     1,450,631
                                                                    -----------

                COMMERCIAL PAPER - 9.8%
    500,000     General Electric Capital (3)
                    3.340%, 8/22/05                                     499,029
    500,000     Toyota Motor (3)
                    3.355%, 8/30/05                                     498,655
                                                                    -----------
                TOTAL COMMERCIAL PAPER
                (Cost $997,684)                                         997,684
                                                                    -----------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------

                ASSET-BACKED SECURITIES  - 6.2%
     36,977     GSAMP Trust, Series 2005-SD1,
                   Class A1 (1) (4)
                   3.800%, 12/25/34                                      37,115
    295,372     Hedged Mutual Fund Fee Trust,
                   Series 2003-1A, Class 2 (1)
                   5.220%, 11/30/10                                     293,157
    306,677     Hedged Mutual Fund Fee Trust,
                   Series 2003-2, Class 2 (1)
                   4.840%, 3/02/11                                      301,310
                                                                    -----------
                TOTAL ASSET-BACKED
                SECURITIES
                (Cost $638,951)                                         631,582
                                                                    -----------

                COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%
    192,869     American Home Mortgage Investment
                   Trust, Series 2005-1, Class 1A1
                   3.680%, 6/25/45                                      192,567
     44,429     Countrywide Home Loans,
                   Series 2005-1, Class 2A1 (4)
                   3.750%, 3/25/35                                       44,429
    104,381     People's Choice Home Loan
                   Securities Trust, Series 2005-1,
                   Class 1A1 (4)
                   3.620%, 10/25/26                                     104,463
                                                                    -----------
                TOTAL COLLATERALIZED
                MORTGAGE OBLIGATIONS
                (Cost $341,679)                                         341,459
                                                                    -----------

                SHORT-TERM INVESTMENT  - 2.1%
    220,677     JPMorgan Chase Time Deposit,
                   2.81%                                                220,677
                                                                    -----------
                TOTAL SHORT-TERM
                INVESTMENT
                (Cost $220,677)                                         220,677
                                                                    -----------


                                                                      Value $
                                                                      -------
                TOTAL INVESTMENTS - 99.5%
                (Cost $10,184,359)*                                  10,174,366
                                                                    -----------
                OTHER ASSETS LESS
                LIABILITIES - 0.5%                                       46,810
                                                                    -----------
                TOTAL NET ASSETS - 100.0%                           $10,221,176
                                                                    ===========


* At July 31, 2005, the tax basis cost of the Fund's investments was $10,184,359, and the unrealized appreciation and depreciation of investments owned by the Fund were $32,002 and $(41,995), respectively.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2005, the value of these securities amounted to $1,402,623, representing 13.7% of the net assets of the Fund.
(2) Security purchased on a when-issued basis.
(3) The rate shown represents the security's effective yield at time of purchase.
(4) Variable Rate Security -- Rate disclosed is as of July 31, 2005.
FHLMC -- Federal Home Loan Mortgage Association
FNMA -- Federal National Mortgage Association
Ltd. -- Limited
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------

                MUNICIPAL BONDS - 84.2%
                ALABAMA - 0.3%
    250,000     Crenshaw County, Industrial
                   Development Board RB, Sister
                   Schuberts Project, AMT, (LOC:
                   AmSouth Bank of Alabama) (1)
                   5.600%, 3/01/13                                      258,168
                                                                    -----------
                ARIZONA - 2.2%
    290,000     Phoenix, Industrial Development
                   Authority RB, Hacienda
                   Sunnyslope Project, Series A,
                   AMT, GNMA
                   4.350%, 7/20/15                                      291,862
     55,000     Pima County GO, ETM
                   6.750%, 11/01/09                                      57,403
  1,740,000     State Health Facilities Authority
                   RB, Phoenix Baptist Hospital &
                   Medical Center, MBIA, ETM
                   6.250%, 9/01/11                                    1,801,404
                                                                    -----------
                                                                      2,150,669
                ARKANSAS - 3.8%
    570,000     Baxter County, Hospital Revenue
                   Authority RB, Refunding &
                   Improvement Project, Series A
                   5.375%, 9/01/14                                      591,061
    100,000     Farmington, Sales & Use Tax RB
                   4.600%, 4/01/25                                      100,747
  1,300,000     Little Rock, Library Construction
                   GO, Series A
                   4.250%, 3/01/23                                    1,282,684
    250,000     Pine Bluff, Industrial Development
                   RB, Weyerhaeuser Project
                   5.500%, 11/01/07                                     263,818
  1,440,000     Springdale, Sales & Use Tax RB, MBIA
                   4.000%, 7/01/16                                    1,450,800
                                                                    -----------
                                                                      3,689,110
                CALIFORNIA - 6.5%
    500,000     Benicia, Unified School District
                   GO, Series B, MBIA (2)
                   4.589%, 8/01/18                                      262,825


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                CALIFORNIA - (CONTINUED)
     35,000     California State GO
                   3.625%, 5/01/07                                       35,019
     25,000     California State GO, Series BT, AMT
                   5.100%, 12/01/13                                      25,435
     85,000     California Statewide Communities
                   Development Authority COP,
                   Kaiser Remarket, FSA, ETM
                   5.300%, 12/01/15                                      88,663
    245,000     Delta County Home Mortgage
                   Finance RB, Single-Family
                   Mortgage Backed Securities,
                   Series A, AMT, MBIA,
                   GNMA, FNMA
                   5.350%, 6/01/24                                      246,213
    720,000     Los Angeles, Multi-Family
                   Housing RB, Colorado Terrace
                   Project, Series H, AMT, GNMA
                   4.350%, 11/20/12                                     734,558
  4,240,000     Manteca, Financing Authority
                   Sewer RB, Series B, MBIA
                   5.000%, 12/01/33                                   4,294,314
     65,000     Sacramento County, Sacramento
                   Main Detention Center COP,
                   MBIA, ETM
                   5.500%, 6/01/10                                       69,324
     10,000     Sacramento County, Sanitation
                   Authority RB, ETM
                   5.125%, 12/01/10                                      10,084
    203,000     San Bernardino County,
                   Transportation Authority
                   RB, Series A, FGIC, ETM
                   6.000%, 3/01/10                                      218,682
     85,000     Southern California, Public Power
                   Authority RB, Palo Verde
                   Project, Series A, ETM
                   5.000%, 7/01/17                                       85,167
    130,000     State Public Works Board RB,
                   San Jose Facilities, Series A
                   7.750%, 8/01/06                                      132,768


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                CALIFORNIA - (CONTINUED)
    215,000     Valley Center, Unified School District
                   GO, Capital Appreciation,
                   Series A, MBIA (2)
                   4.521%, 9/01/17                                      114,537
                                                                    -----------
                                                                      6,317,589
                COLORADO - 6.6%
  1,155,000     Beacon Point, Metropolitan District
                   RB, Series B, (LOC: Compass Bank)
                   4.375%, 12/01/15                                   1,148,775
    100,000     Denver City & County COP,
                   Series A, MBIA
                   5.000%, 5/01/11                                      104,473
  1,790,000     High Plains, Metropolitan District
                   RB, (LOC: Compass Bank)
                   4.375%, 12/01/15                                   1,780,638
    500,000     Interlocken Metropolitan District
                   GO, Series A, RADIAN
                   5.750%, 12/15/11                                     542,440
    810,000     State Educational & Cultural
                   Facilities Authority RB, Charter
                   School, Peak to Peak, XLCA
                   3.000%, 8/15/09                                      801,957
    365,000     State Educational & Cultural
                   Facilities Authority RB, Parker
                   Core Charter School, XLCA
                   3.500%, 11/01/14                                     355,032
     30,000     State Health Facility Authority RB,
                   Series A, ETM
                   5.350%, 11/01/16                                      31,138
                Teller County, COP, Assured Guaranty
    400,000        6.000%, 12/01/24                                     410,692
    120,000        5.600%, 12/01/18                                     122,180
    310,000        5.550%, 12/01/17                                     317,468
    300,000        5.500%, 12/01/16                                     306,768
    150,000        5.200%, 12/01/13                                     152,241
    190,000        4.700%, 12/01/09                                     189,591
    180,000        4.250%, 12/01/07                                     179,131
                                                                    -----------
                                                                      6,442,524


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                CONNECTICUT - 1.1%
    150,000     Connecticut State GO, Series A,
                   Pre-Refunded @ 100 (3)
                   6.500%, 3/15/06                                      153,555
     50,000     Greenwich, New Public Housing
                   Authority RB
                   5.250%, 5/01/08                                       52,572
    785,000     Stamford, Multi-Family Housing
                   RB, Fairfield Apartments Project,
                   AMT, Mandatory Put (4)
                   4.750%, 12/01/08                                     805,418
     80,000     State Health & Educational
                   Facilities RB, Danbury
                   Hospital, ETM
                   7.875%, 7/01/09                                       88,166
                                                                    -----------
                                                                      1,099,711
                DISTRICT OF COLUMBIA - 0.5%
                Hospital RB, Medlantic Healthcare
                   Group, Series A, MBIA, ETM
    880,000        5.750%, 8/15/14                                       83,600
    350,000        5.750%, 8/15/26                                      366,492
                                                                    -----------
                                                                        450,092
                FLORIDA - 6.5%
     50,000     Clearwater, Housing Authority RB,
                   Affordable Housing Acquisition
                   Program, FSA
                   4.950%, 6/01/07                                       51,432
    766,296     Dade County, Single-Family
                   Housing Finance Authority RB,
                   Series B-1, AMT, GNMA, FNMA
                   6.100%, 4/01/27                                      776,695
                Gulf Breeze, Local Government
                   RB, FGIC, Mandatory Put (4) (5)
  1,135,000        4.000%, 12/01/14                                   1,144,920
    600,000        4.000%, 12/01/15                                     598,614
    500,000     Hillsborough County School Board
                   COP, Series B, MBIA
                   5.000%, 7/01/18                                      536,030


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                FLORIDA - (CONTINUED)
    175,000     Jacksonville, Electric Authority
                   RB, ETM
                   5.375%, 7/01/12                                      186,616
     10,000     Jacksonville, Electric Authority
                   RB, Third Installment, ETM
                   6.800%, 7/01/12                                       11,209
    125,000     Jacksonville, Excise Taxes RB, ETM
                   5.650%, 10/01/05                                     125,641
     60,000     Orange County, Tourist Division
                   RB, AMBAC, ETM
                   6.000%, 10/01/16                                      60,790
     70,000     Orange County, Tourist Division
                   RB, Orange County Convention,
                   AMBAC, ETM
                   9.250%, 9/01/07                                       74,522
  1,020,000     Orange County, Tourist Division
                   RB, Series A, AMBAC, ETM
                   6.250%, 10/01/13                                   1,105,313
    750,000     Pinellas County, Housing Finance
                   Authority RB, Multi-County
                   Program, Series A-3, AMT,
                   GNMA, FNMA
                   4.000%, 3/01/25                                      752,708
     25,000     State GO, ETM
                   5.900%, 7/01/08                                       26,180
    120,000     Tampa, Allegany Health System
                   RB, Saint Anthony, MBIA, ETM
                   5.125%, 12/01/15                                     121,027
     65,000     Tampa, Allegany Health System
                   RB, Saint Joseph, MBIA, ETM
                   5.125%, 12/01/23                                      65,556
    340,000     Tampa, Allegany Health System
                   RB, Saint Mary's, MBIA, ETM
                   5.125%, 12/01/23                                     342,982
    275,000     Vero Beach, Electric RB, MBIA, ETM
                   6.500%, 12/01/07                                     286,693
                                                                    -----------
                                                                      6,266,928


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                GEORGIA - 0.0%
     40,000     Gwinnett County, Water & Sewer
                   RB, MBIA, ETM
                   6.100%, 3/01/08                                       43,093
                                                                    -----------
                IDAHO - 0.2%
    215,000     State Housing & Finance Association
                   RB, Single-Family Mortgage,
                   Series D, Class III, AMT
                   5.400%, 7/01/21                                      224,365
                                                                    -----------
                ILLINOIS - 11.7%
  2,000,000     Chicago, Kingsbury
                   Redevelopment Project TAN,
                   Series A
                   6.570%, 2/15/13                                    2,084,060
  1,000,000     Chicago, Lake Shore East SA
                   6.750%, 12/01/32                                   1,091,030
  5,000,000     Pingree Grove, Special Services
                   Area, Cambridge Lakes Project,
                   Series 05-1
                   5.250%, 3/01/15                                    5,063,650
    500,000     State Development Finance Authority
                   RB, Provena Health, Series A, MBIA
                   5.250%, 5/15/12                                      528,985
  1,465,000     State Health Facilities Authority
                   RB, Hinsdale Hospital, Series A, ETM
                   6.950%, 11/15/13                                   1,646,001
    275,000     State Health Facilities Authority
                   RB, Hospital of Sisters Services,
                   Series A, FSA, Optional Put
                   4.500%, 12/01/23                                     282,376
    595,000     Will County, Community School
                   District GO, Alternative
                   Revenue Source Larway
                   5.625%, 12/01/23                                     621,739
                                                                    -----------
                                                                     11,317,841


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                INDIANA - 3.7%
                Gary, Sanitation District, Special
                   Taxing District, RADIAN
    250,000        5.000%, 2/01/12                                      265,740
    270,000        5.000%, 2/01/13                                      287,628
     70,000     Indianapolis, Industrial Utilities
                   District RB, ETM
                   7.000%, 6/01/08                                       73,911
                Maconaquah, School District RB,
                   Energy Management Financing Project
    286,756        5.000%, 1/01/12                                      300,675
    301,093        5.000%, 1/01/13                                      316,304
    316,148        5.000%, 1/01/14                                      332,338
    261,339        4.750%, 1/01/10                                      270,682
    273,752        4.750%, 1/01/11                                      284,061
    232,329        4.000%, 1/01/07                                      233,844
    241,622        4.000%, 1/01/08                                      243,507
    251,287        4.000%, 1/01/09                                      252,986
     75,000     State Health Facility Financing
                   Authority RB, Ancilla Systems,
                   MBIA, ETM
                   5.250%, 7/01/22                                       78,509
     70,000     State Health Facility Financing
                   Authority RB, Methodist Hospital
                   Indiana, Series A, AMBAC, ETM
                   5.750%, 9/01/11                                       71,098
    360,000     State Health Facility Financing
                   Authority RB, Methodist Hospital,
                   Series A, AMBAC, ETM
                   5.750%, 9/01/15                                      370,231
    205,000     Wells County, Hospital Authority
                   RB, ETM
                   7.250%, 4/01/09                                      214,994
                                                                    -----------
                                                                      3,596,508
                KANSAS - 1.4%
    240,000     Shawnee, Multi-Family Housing
                   RB, Thomasbrook Apartments,
                   Series A, AMT, FNMA
                   5.250%, 10/01/14                                     246,854


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                KANSAS - (CONTINUED)
  1,000,000     University of Kansas Hospital
                   Authority RB, KU Health Systems,
                   Series A, AMBAC
                   5.400%, 9/01/13                                    1,070,000
                                                                    -----------
                                                                      1,316,854
                KENTUCKY - 3.0%
     10,000     Jefferson County, Health Facilities
                   RB, Alliant Health Systems,
                   MBIA, ETM
                   5.125%, 10/01/27                                      10,274
  1,935,000     Marshall County, Public Property
                   Corporation RB, Courthouse
                   Facility Project
                   5.250%, 3/01/23                                    2,097,753
    690,000     State Area Development Districts
                   Financing GO, Henderson,
                   Series G1
                   5.750%, 12/01/20                                     728,923
     35,000     State Turnpike Authority RB, ETM
                   6.125%, 7/01/07                                       36,409
                                                                    -----------
                                                                      2,873,359
                LOUISIANA - 0.4%
    385,000     Calcasieu Parish, Public
                   Transportation Authority RB,
                   Single-Family Mortgage,
                   Series A, AMT, GNMA, FNMA
                   5.850%, 10/01/32                                     398,999
                                                                    -----------
                MARYLAND - 0.9%
    885,000     State Tax Exempt Municipal
                   Infrastructure Improvement RB,
                   Series 2004A, Class A, (LOC:
                   Compass Bank)  (6)
                   3.800%, 5/01/08                                      887,018
                                                                    -----------
                MASSACHUSETTS - 3.5%
    125,000     State Development Finance
                   Agency RB, Curry College,
                   Series A, ACA
                   3.875%, 3/01/15                                      121,850


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                MASSACHUSETTS - (CONTINUED)
    545,000     State Development Finance
                   Agency RB, Seven Hills
                   Foundation & Affiliates,
                   RADIAN
                   4.500%, 9/01/16                                      559,671
    500,000     State Health & Educational
                   Facilities Authority RB,
                   Cape Cod Healthcare,
                   Series C, RADIAN
                   5.250%, 11/15/17                                     532,590
  1,000,000     State Health & Educational
                   Facilities Authority RB,
                   Mass General Hospital,
                   Series F, AMBAC
                   6.250%, 7/01/12                                    1,101,270
  1,000,000     State Health & Educational
                   Facilities Authority RB,
                   Nichols College Issue,
                   Series C
                   6.000%, 10/01/17                                   1,062,390
                                                                    -----------
                                                                      3,377,771
                MICHIGAN - 0.2%
     10,000     Kalamazoo, Hospital Finance
                   Authority RB, Borgess Medical
                   Center, Series A, AMBAC, ETM
                   5.625%, 6/01/14                                       10,391
     10,000     State Hospital Finance Authority
                   RB, Charity Obligatory Group,
                   Series A, ETM
                   5.000%, 11/01/19                                      10,468
     20,000     State Hospital Finance Authority RB,
                   Daughters of Charity Hospital, ETM
                   5.250%, 11/01/10                                      20,301
      5,000     State Hospital Finance Authority
                   RB, Mercy Health Services RB,
                   MBIA, ETM
                   5.750%, 8/15/26                                        5,253
    140,000     State Hospital Finance Authority
                   RB, Saint John Hospital, Series A,
                   AMBAC, ETM
                   6.000%, 5/15/13                                      148,527


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                MICHIGAN - (CONTINUED)
     25,000        5.750%, 5/15/16                                       26,549
                                                                    -----------
                                                                        221,489
                MINNESOTA - 1.0%
  1,335,000     Burnsville, Hospital System RB,
                   Fairview Community Hospitals, ETM (2)
                   5.780%, 5/01/12                                      894,743
     45,000     Coon Rapids, Hospital RB, Health
                   Central, ETM
                   7.625%, 8/01/08                                       47,658
                                                                    -----------
                                                                        942,401
                MISSOURI - 2.8%
    815,000     Boone County, Industrial
                   Development Authority RB,
                   Otscon Project, AMT, (LOC:
                   Boone County National Bank)
                   4.750%, 5/01/18                                      818,350
  1,000,000     Brentwood, Tax Increment TA,
                   Brentwood Pointe Project
                   4.500%, 5/01/23                                    1,003,340
    500,000     State Development Finance Board
                   Infrastructure Facility TA,
                   Triumph Foods Project, Series A
                   5.250%, 3/01/25                                      514,550
     60,000     State Higher Education Loan
                   Authority RB, Student Loan
                   Sub Lien, AMT
                   6.500%, 2/15/06                                       60,564
    325,000     State Housing Development
                   Community RB, Single-Family
                   Homeown Loan Program,
                   Series A-1, GNMA
                   5.000%, 3/01/17                                      330,947
                                                                    -----------
                                                                      2,727,751
                MONTANA - 0.3%
    165,000     State Board Investment RB, Payroll
                   Tax Workers Compensation
                   Project, MBIA, ETM
                   6.875%, 6/01/11                                      178,946


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                MONTANA - (CONTINUED)
    115,000     6.700%, 6/01/06                                         117,860
                                                                    -----------
                                                                        296,806
                NEBRASKA - 0.0%
     20,000     Scotts Bluff County, Hospital
                   Authority No. 1 RB, Regional
                   West Medical Center
                   6.375%, 12/15/08                                      20,048
                                                                    -----------
                NEW HAMPSHIRE - 0.2%
    185,000     State Health & Educational
                   Facilities Authority RB,
                   Speare Memorial Hospital
                   5.000%, 7/01/12                                      188,404
                                                                    -----------
                NEW JERSEY - 1.3%
     35,000     Atlantic County, Improvement
                   Authority RB, Series A,
                   AMBAC, ETM
                   7.300%, 3/01/06                                       35,811
    150,000     Burlington County, Bridge
                   Commission RB, County
                   Guaranteed Governmental
                   Leasing Program
                   5.250%, 8/15/15                                      163,814
                Health Care Facilities RB,
                   Allegany Health, Our Lady of
                   Lourdes, MBIA, ETM
     30,000        5.200%, 7/01/18                                       31,549
     50,000        5.125%, 7/01/13                                       52,478
    145,000     Health Care Facilities RB,
                   Community Memorial Hospital
                   Toms River, ETM
                   6.750%, 7/01/09                                      156,246
     75,000     Health Care Facilities RB, Mercer
                   Medical Center, ETM
                   7.000%, 7/01/08                                       79,964


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                NEW JERSEY - (CONTINUED)
    750,000     State Economic Development
                   Authority RB, Wanaque
                   Convalescent Center Project,
                   Series A, (LOC: Sovereign Bank)
                   3.750%, 2/15/12                                      743,528
                                                                    -----------
                                                                      1,263,390
                NEW MEXICO - 0.2%
     90,000     State Mortgage Finance Authority
                   RB, Single-Family Mortgage,
                   Series B-2, AMT, GNMA,
                   FNMA, FHLMC
                   5.550%, 1/01/30                                       92,498
     60,000     State Severance Tax RB
                   5.000%, 7/01/10                                       62,361
                                                                    -----------
                                                                        154,859
                NEW YORK - 1.6%
    150,000     Hempstead Town, Industrial
                   Development Agency RB,
                   Adelphi University Civic
                   Facilities
                   5.250%, 2/01/13                                      157,047
                Metropolitan Transportation
                   Authority RB, Grand Central
                   Terminal - 2, AMT, FSA, ETM
     50,000        5.500%, 7/01/12                                       50,507
     30,000        5.400%, 7/01/11                                       30,304
    375,000     Metropolitan Transportation
                   Authority RB, Service Contract,
                   Series R, ETM
                   5.500%, 7/01/11                                      404,141
    170,000     State Urban Development RB,
                   Capital Appreciation (2)
                   5.746%, 1/01/11                                      123,668
    125,000     State Urban Development RB,
                   Capital Appreciation, FSA (2)
                   5.830%, 1/01/11                                       91,900
     10,000     State Urban Development RB,
                   Capital Appreciation, MBIA (2)
                   5.747%, 1/01/11                                        7,352


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                NEW YORK - (CONTINUED)
     33,000     Suffolk County, Water Authority
                   RB, Waterworks, Series V, ETM
                   7.000%, 6/01/06                                       34,038
    150,000     Triborough Bridge & Tunnel
                   Authority RB, General Purpose,
                   Series A, ETM
                   5.000%, 1/01/24                                      151,644
    500,000     Triborough Bridge & Tunnel
                   Authority RB, General Purpose,
                   Series A, MBIA, ETM
                   5.000%, 1/01/24                                      503,440
                                                                    -----------
                                                                      1,554,041
                NORTH CAROLINA - 0.8%
    350,000     Mecklenburg County, Multi-
                   Family Housing RB, Little
                   Rock Apartments, AMT, FNMA
                   3.500%, 1/01/12                                      340,361
    265,000     Pitt County, Memorial Hospital
                   RB, ETM
                   5.250%, 12/01/21                                     274,135
    120,000     State Medical Care Community
                   Hospital RB, Saint Joseph
                   Hospital Project, AMBAC, ETM
                   5.100%, 10/01/14                                     122,208
                                                                    -----------
                                                                        736,704
                NORTH DAKOTA - 0.5%
                State Housing Finance Agency RB,
                   Housing Finance Program
                   Home Mortgage, Series B,
                   AMT, SPA-FHLB
    250,000        4.125%, 7/01/11                                      249,448
    210,000        4.000%, 7/01/10                                      208,727
                                                                    -----------
                                                                        458,175
                OHIO - 1.3%
    950,000     Akron GO, Series 2
                   5.375%, 12/01/17                                     997,614


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                OHIO - (CONTINUED)
    170,000     Columbus, Sewer Improvement
                   Bonds GO, ETM
                   6.750%, 9/15/07                                      170,789
     50,000     State Building Authority RB, State
                   Facilities, Administration
                   Building Fund Projects, Series A
                   5.250%, 10/01/10                                      53,738
                                                                    -----------
                                                                      1,222,141
                OKLAHOMA - 0.3%
    230,000     Tulsa County, Home Finance
                   Authority RB, Single-Family
                   Mortgage, FGIC, ETM
                   6.900%, 8/01/10                                      253,568
                                                                    -----------
                OREGON - 1.3%
    825,000     Portland, Housing Authority RB,
                   New Columbia Development,
                   Capital Funding Program, AMT
                   4.300%, 10/01/15                                     825,998
    475,000     State Facilities Authority RB,
                   College Inn Student Housing,
                   Series B
                   6.250%, 7/01/11                                      477,299
                                                                    -----------
                                                                      1,303,297
                PENNSYLVANIA - 7.0%
    150,000     Allegheny County, Hospital
                   Development Authority RB,
                   Childrens Hospital of
                   Pittsburgh, MBIA, ETM
                   5.300%, 7/01/26                                      162,107
     60,000     Allegheny County, Hospital
                   Development Authority RB,
                   Pittsburgh Mercy Health
                   Systems, AMBAC, ETM
                   5.625%, 8/15/26                                       61,819
     10,000     Berks County GO, Second Series, MBIA
                   3.300%, 11/15/09                                      10,002
  1,770,000     Chester, Upland School District GO
                   4.400%, 5/15/15                                    1,754,636


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                PENNSYLVANIA - (CONTINUED)
    400,000        4.200%, 5/15/13                                      395,272
    100,000     Dauphin County, General
                   Authority RB, AMBAC,
                   Mandatory Put (4)
                   4.550%, 6/01/08                                      103,152
     80,000     Dauphin County, General
                   Authority RB, Hapsco-Western
                   Pennsylvania Hospital Project,
                   Series A-1, MBIA, ETM
                   5.500%, 7/01/13                                       88,002
    105,000     Erie, Higher Education Building
                   Authority RB, Gannon
                   University Project, AMBAC, ETM
                   7.375%, 6/01/08                                      112,563
     35,000     Hempfield, School District GO, ETM
                   7.200%, 10/15/09                                      38,632
    460,000     Lewistown Borough, Municipal
                   Water Authority RB, FSA
                   3.700%, 1/01/16                                      455,671
    400,000     Montgomery County, Industrial
                   Development Authority RB,
                   Adult Communities Total
                   Services, Series B
                   5.750%, 11/15/17                                     417,440
  1,225,000     Philadelphia, Multi-Family
                   Housing Redevelopment
                   Authority RB, Pavilion
                   Apartments Project, Series A,
                   AMT, HUD Section 236
                   4.250%, 10/01/16                                   1,223,567
     45,000     Pittsburgh GO, Series C, ETM
                   7.000%, 3/01/07                                       47,333
    755,000     State Higher Educational Facilities
                   Authority RB, Allegheny
                   Delaware Valley Obligation,
                   Series A, MBIA
                   5.700%, 11/15/11                                     832,946


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                PENNSYLVANIA - (CONTINUED)
     55,000     State Higher Educational Facilities
                   Authority RB, Tenth Series, ETM
                   6.900%, 7/01/07                                       57,523
  1,000,000     West Mifflin, Area School District
                   GO, FSA
                   4.000%, 10/01/19                                     982,950
                                                                    -----------
                                                                      6,743,615
                RHODE ISLAND - 1.4%
     45,000     State Depositors Economic
                   Protection RB, Series B,
                   MBIA, ETM
                   6.000%, 8/01/17                                       49,014
                Woonsocket, Housing Authority RB,
                   Capital Funds Housing Project
    385,000        4.500%, 9/01/10                                      403,707
    400,000        4.500%, 9/01/11                                      419,804
    420,000        4.500%, 9/01/12                                      440,664
                                                                    -----------
                                                                      1,313,189
                SOUTH CAROLINA - 0.3%
    250,000     Greenville County, Airport RB,
                   Donaldson Industrial Air Park
                   Project, AMT
                   6.125%, 10/01/17                                     264,165
                                                                    -----------
                TENNESSEE - 1.2%
    230,000     Nashville & Davidson Counties,
                   Metropolitan Government Cab
                   Converter RB, FGIC
                   7.700%, 1/01/12                                      273,557
    500,000     Nashville & Davidson Counties,
                   Metropolitan Government
                   Health & Educational Facilities
                   Board RB, RADIAN
                   5.100%, 8/01/16                                      517,720
    175,000     State GO, Series B, ETM
                   5.500%, 5/01/23                                      184,322
     40,000     State School Board Authority RB,
                   Series B
                   5.250%, 5/01/10                                       41,228


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                TENNESSEE - (CONTINUED)
    120,000     Wilson County, Health &
                   Educational Facilities
                   Board RB, University
                   Medical Center, ETM
                   8.375%, 8/01/08                                      128,628
                                                                    -----------
                                                                      1,145,455
                TEXAS - 4.7%
     65,000     Denison, Hospital Authority RB,
                   Texoma Medical Center, ETM
                   7.125%, 7/01/08                                       69,642
                Fort Bend County, Municipal
                   Utility District No. 23
                   GO, FGIC
     45,000        6.500%, 9/01/08                                       49,309
     65,000        6.500%, 9/01/09                                       72,682
     70,000        6.500%, 9/01/10                                       79,709
     45,000        6.500%, 9/01/11                                       51,986
     95,000        5.000%, 9/01/16                                      100,810
    250,000     Greater Greenspoint,
                   Redevelopment Authority RB,
                   Tax Increment Contract,
                   RADIAN
                   5.250%, 9/01/10                                      267,217
     80,000     Harris County, Health Facilities
                   Development RB, St. Lukes
                   Episcopal Hospital Project, ETM
                   6.625%, 2/15/12                                       80,213
    155,000     Houston, Airport System RB, ETM
                   7.600%, 7/01/10                                      174,629
     35,000     Houston, Sewer System RB, FGIC, ETM
                   6.375%, 10/01/08                                      36,756
                Retama, Development Corporate
                   Special Facilities RB, Retama
                   Racetrack, ETM
  2,000,000        10.000%, 12/15/17                                  2,890,340
    500,000        8.750%, 12/15/11                                     627,820
     50,000     Sendero, Public Facilities RB,
                   Crown Meadows Project,
                   Series A, FHLMC
                   4.250%, 6/01/13                                       51,201


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                TEXAS - (CONTINUED)
     25,000     Travis County, Health Facility
                   Development RB, Daughters of
                   Charity, MBIA, ETM
                   5.000%, 11/01/20                                      25,308
                                                                    -----------
                                                                      4,577,622
                UTAH - 0.0%
     30,000     Intermountain Power Agency RB,
                   Series A, ETM
                   5.000%, 7/01/21                                       30,057
                                                                    -----------
                VIRGINIA - 0.8%
    770,000     Norfolk, Packaging Systems RB,
                   Series A, MBIA
                   4.000%, 2/01/19                                      758,935
                                                                    -----------
                WASHINGTON - 0.6%
    552,002     Nooksack, Indian Tribe RB
                   5.500%, 2/23/11                                      549,628
                                                                    -----------
                WEST VIRGINIA - 0.1%
    100,000     State Economic Development
                   Authority, Industrial
                   Development RB, Central
                   Supply Project, AMT,
                   (LOC: BB&T)
                   5.500%, 5/15/10                                      103,695
                                                                    -----------
                WISCONSIN - 1.6%
  1,365,000     Oshkosh, Industrial Development
                   Authority RB, Don Evans
                   Project, AMT, Mandatory Put,
                   (LOC: Marshall & Ilslay) (4)
                   5.500%, 12/01/11                                   1,411,737
     50,000     State Health & Educational
                   Facilities RB, ACA
                   6.000%, 5/15/16                                       51,979
     10,000     State Transportation RB, Series A
                   5.500%, 7/01/11                                       11,067
     60,000     Winnebago County, Promissory Notes GO
                   4.375%, 4/01/12                                       62,020
                                                                    -----------
                                                                      1,536,803


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


 Principal
  Amount $                                                            Value $
 ---------                                                            -------
                WYOMING - 2.4%
  2,350,000     Community Development RB,
                   Multi-Family Housing
                   Authority, Aspen Court
                   Apartments Project, Series A,
                   AMT, Pre-Refunded @ 100,
                   (LOC: Bank One Arizona NA) (3)
                   4.750%, 12/01/05                                   2,375,874
                                                                    -----------
                TOTAL MUNICIPAL BONDS
                (Cost $81,412,273)                                   81,452,711
                                                                    -----------

                CORPORATE OBLIGATIONS  - 7.7%
  1,868,000     BFL Funding VI (6)
                   5.000%, 4/01/08                                    1,858,100
  1,054,613     IIS/Syska Holdings Energy (6)
                   3.900%, 8/15/08                                    1,014,011
    250,000     Kidspeace National Centers of
                   Georgia, USDA (1) (5)
                   4.500%, 12/01/28                                     248,628
    846,116     Landmark Leasing (6)
                   6.200%, 10/01/22                                     848,028
  3,500,000     USDA Airtanker
                   8.000%, 2/01/08                                    3,488,100
                                                                    -----------
                TOTAL CORPORATE
                OBLIGATIONS
                (Cost $7,532,087)                                     7,456,867
                                                                    -----------
  Shares
  ------

                SHORT-TERM INVESTMENTS  - 6.2%
  4,684,253     BlackRock Institutional Muni Fund
                   Portfolio, 2.16% (7)                               4,684,253
  1,346,786     SEI Tax Exempt Trust Institutional
                   Tax Free Portfolio, 2.08% (7)                      1,346,786
                                                                    -----------
                TOTAL SHORT-TERM
                INVESTMENTS
                (Cost $6,031,039)                                     6,031,039
                                                                    -----------


                                                                      Value $
                                                                      -------
                TOTAL INVESTMENTS - 98.1%
                (Cost $94,975,399)*                                  94,940,617
                                                                    -----------
                OTHER ASSETS LESS
                LIABILITIES - 1.9%                                    1,844,906
                                                                    -----------
                TOTAL NET ASSETS - 100.0%                           $96,785,523
                                                                    ===========


* At July 31, 2005, the tax basis cost of the Fund's investments was $94,975,399, and the unrealized appreciation and depreciation of investments owned by the Fund were $527,370 and $(562,152), respectively.
(1) Private Placement Security.
(2) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.
(3) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(4) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.
(5) Variable Rate Security -- Rate disclosed is as of July 31, 2005.
(6) Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2005, the value of these securities amounted to $4,607,157, representing 4.8% of the net assets of the Fund.
(7) Rate shown is 7-day yield as of July 31, 2005.
AMT -- Income from security may be subject to alternative minimum tax.
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Association
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
HUD -- Department of Housing and Urban Development
LOC -- Letter of Credit
NA -- National Association
RB -- Revenue Bond
SA -- Special Assessment
TA -- Tax Allocation
TAN -- Tax Anticipation Note
Guaranteed as to principal and interest by the organization identified below:
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)



FGIC -- Federal Guaranty Insurance Company
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
SPA -- SPA Guaranty
RADIAN -- RADIAN Guaranty
USDA -- USDA Guaranty
XLCA -- XL Capital Assurance
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                MUNICIPAL BONDS - 86.1%
                ARIZONA - 0.5%
     75,000     Maricopa County, Hospital RB,
                   Intermediate  Community-Sun
                   City, ETM
                   8.625%, 1/01/10                                       84,140
     89,000     Maricopa County, Hospital RB, St.
                   Lukes Hospital Medical Center
                   Project, ETM
                   8.750%, 2/01/10                                      100,099
     80,000     Oro Valley, Oracle Road
                   Improvement District GO
                   5.000%, 1/01/07                                       81,671
    330,000     Pinal County, Industrial
                   Development Authority,
                   Correctional Facilities RB,
                   Florence West Prison, Series A,
                   ACA
                   3.875%, 10/01/09                                     330,640
                                                                   ------------
                                                                        596,550
                ARKANSAS - 3.6%
    610,000     Fayetteville, Sales & Use Tax SA
                   2.750%, 12/01/09                                     604,211
  1,000,000     Little Rock, Library
                   Construction Improvement
                   GO, Series A
                   4.350%, 3/01/24                                      991,650
    200,000     Maumelle, Capital Improvement
                   GO, Series A
                   3.750%, 3/01/20                                      192,792
    260,000     Maumelle, Capital Improvement
                   GO, Series B, MBIA
                   3.600%, 9/01/20                                      257,707
    265,000     Rogers, Sales & Use Tax RB,
                   Series A, FGIC
                   4.125%, 9/01/23                                      266,950
  2,035,000     Springdale, Sales & Use Tax RB,
                   MBIA
                   4.000%, 7/01/16                                    2,050,263
                                                                   ------------
                                                                      4,363,573

  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                CALIFORNIA - 6.4%
    489,224     Cabazon Band Mission Indians RB (1)
                   11.950%, 7/14/06                                     501,244
  5,525,000     Manteca, Financing Authority
                   Sewer RB, Series B, MBIA
                   5.000%, 12/01/33                                   5,595,775
    115,000     Montclair, Redevelopment Agency
                   TA, Redevelopment Project No.
                   IV, RADIAN
                   2.000%, 10/01/05                                     114,790
    440,000     Placer County, Water Agency
                   RB, Middle Fork Project
                   3.750%, 7/01/12                                      438,768
     50,000     Sacramento County, Sanitation
                   District RB, ETM
                   5.000%, 12/01/08                                      51,368
     15,000     State Public Works Board RB,
                   High Technology Facility
                   Lease, University of California,
                   San Diego Facility, Series A
                   7.375%, 4/01/06                                       15,399
  1,000,000     Statewide Communities
                   Development Authority RB,
                   Daughters of Charity Health,
                   Series F
                   5.000%, 7/01/06                                    1,017,760
                                                                   ------------
                                                                      7,735,104
                COLORADO - 2.0%
    500,000     Central Colorado Water
                   Conservancy District GO, Well
                   Augmentation Sub-District
                   3.875%, 3/01/07                                      499,350
     85,000     Denver City & County Multi-
                   Family Housing RB, Buerger
                   Brothers Project, Series A,
                   AMT, FHA
                   5.100%, 11/01/07                                      86,748
    135,000     Denver, West Metropolitan District
                   GO (2)
                   3.300%, 12/01/06                                     135,001


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                COLORADO - (CONTINUED)
                El Paso County, Academy Water
                   & Sanitation District GO
    120,000        3.650%, 11/15/07                                     119,616
    115,000        3.250%, 11/15/06                                     114,477
                Milliken, Sales & Use Tax RB (3)
     50,000        2.948%, 12/01/05                                      49,436
     50,000        2.000%, 12/01/06                                      48,967
    680,000     State Health Facilities Authority
                   RB, Longmont United Hospital
                   Project, ACA
                   2.150%, 12/01/05                                     677,300
    285,000     State Housing & Finance Authority
                   RB, Single-Family Program
                   Series C-2, AMT
                   8.400%, 10/01/21                                     309,732
    435,000     State Housing & Finance Authority
                   RB, Single-Family Project,
                   Series D2, AMT
                   6.350%, 11/01/29                                     443,165
                                                                   ------------
                                                                      2,483,792
                CONNECTICUT - 0.6%
    750,000     Stamford, Multi-Family Housing
                   RB, Fairfield Apartments
                   Project, AMT, Mandatory Put (4)
                   4.750%, 12/01/08                                     769,508
                                                                   ------------
                DELAWARE - 2.0%
  1,160,000     State Economic Development
                   Authority RB, Water
                   Development, Wilmington
                   Suburban, Series B
                   6.450%, 12/01/07                                   1,241,188
                State Health Facilities Authority
                   RB, Beebe Medical Center
                   Project, Series A
    560,000        5.000%, 6/01/06                                      567,694
    455,000        5.000%, 6/01/07                                      466,894

  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                DELAWARE - (CONTINUED)
   190,000      State Housing Authority RB,
                   Single-Family Mortgage,
                   Series A-1, AMT, MBIA
                   5.300%, 7/01/11                                      193,259
                                                                   ------------
                                                                      2,469,035
                DISTRICT OF COLUMBIA - 0.3%
    320,000     Housing Finance Agency RB, 1330
                   7th Street Apartments, Series A,
                   AMT, FHA
                   3.000%, 12/01/09                                     313,904
                                                                   ------------
                FLORIDA - 1.5%
    140,000     Broward County, Water & Sewer
                   Utilities Systems RB,
                   Pre-Refunded @ 100 (5)
                   6.875%, 9/01/06                                      144,388
     20,000     Dunedin, Health Facilities
                   Authority RB, Mease Hospital, ETM
                   7.600%, 10/01/08                                      21,335
    110,000     Escambia County, Health Facilities
                   Authority RB, Health Facilities,
                   Baptist Hospital & Baptist Manor
                   5.000%, 10/01/05                                     110,282
    105,000     Gainsville, Utilities Systems RB, ETM
                   8.000%, 10/01/05                                     105,952
    470,000     Jacksonville, Educational Facilities
                   RB, Edward Water College
                   Project, Mandatory Put, (LOC:
                   Wachovia Bank) (4)
                   3.600%, 10/01/06                                     469,629
    500,000     Jacksonville, Electric Authority
                   RB, St. Johns River, Issue 2,
                   Series 11
                   5.375%, 10/01/15                                     501,985
     10,000     Jacksonville, Electric Authority
                   RB, Third Installment, ETM
                   6.800%, 7/01/12                                       11,209
     10,000     Jacksonville, Excise Taxes RB, ETM
                   5.650%, 10/01/05                                      10,051


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                FLORIDA - (CONTINUED)
    335,000     State Board of Education Capital
                   Outlay GO
                   8.400%, 6/01/07                                      358,812
     40,000     State GO, ETM
                  5.900%, 7/01/08                                        41,887
                                                                   ------------
                                                                      1,775,530
                GEORGIA - 0.6%
    200,000     Columbus, Water & Sewer RB, ETM
                   8.000%, 5/01/06                                      207,784
    475,000     State Housing & Finance Authority
                   RB, Single-Family Mortgage
                   Program, Sub-Series D-3
                   4.850%, 6/01/17                                      476,667
                                                                   ------------
                                                                        684,451
                IDAHO - 0.1%
     60,000     State Housing & Finance
                   Association RB, Single-Family
                   Mortgage Program, Sub-Series
                   G-2, AMT
                   5.750%, 1/01/14                                       61,737
     25,000     State Housing & Finance
                   Association RB, Single-Family
                   Mortgage Program, Sub-Series
                   H-2, AMT, FHA
                   5.850%, 1/01/14                                       25,322
                                                                   ------------
                                                                         87,059
                ILLINOIS - 11.1%
    135,000     Bedford Park, Tax Increment TA,
                   71st & Cicero Project
                   7.000%, 1/01/06                                      135,924
     80,000     Chicago, Single-Family Mortgage
                   RB, Series B, AMT, GNMA,
                   FNMA, FHLMC
                   6.950%, 9/01/28                                       80,219
     65,000     Chicago, Transportation Authority
                   RB, Capital Grant, Series A,
                   AMBAC
                   4.250%, 6/01/08                                       65,632

  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                ILLINOIS - (CONTINUED)
     45,000     Dupage County, Water & Sewer
                   RB, ETM, MBIA
                   10.500%, 1/01/07                                      48,007
  2,500,000     Oak Park, Industrial Development
                   RB, Oak Park Il, Prairie Court,
                   Mandatory Put (4)
                   5.500%, 12/01/06                                   2,576,050
    180,000     Pekin, Single-Family Mortgage
                   RB, ETM
                   7.400%, 12/01/08                                     194,492
    110,000     Peoria, New Public Housing RB
                   4.875%, 10/01/06                                     112,533
  8,000,000     Pingree Grove, Special Services
                   Area, Cambridge Lakes Project,
                   Series 05-1
                   5.250%, 3/01/15                                    8,101,840
    875,000     State Health Facilities Authority
                   RB, Hinsdale, Series A, ETM,
                   AMBAC
                   7.000%, 11/15/19                                     954,135
  1,165,000     State Health Facilities Authority
                   RB, Lutheran, Series C, FSA
                   7.000%, 4/01/08                                    1,232,896
                                                                   ------------
                                                                     13,501,728
                INDIANA - 0.5%
     40,000     Fort Wayne, Sewer Works
                   Improvement RB, BIG
                   9.625%, 8/01/05                                       40,015
    100,000     Lawrence, Multi-Family Housing
                   RB, Pinnacle Apartments
                   Project, AMT, FNMA,
                   Mandatory Put (4)
                   5.150%, 1/01/08                                      102,677
    150,000     State Health Facilities Financing
                   Authority, Hospital RB, Sisters
                   of St. Francis Health,
                   Series A, MBIA
                   5.000%, 11/01/09                                     157,965


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                INDIANA - (CONTINUED)
    350,000     State Housing Finance Authority
                   RB, Single-Family Mortgage,
                   Series A-3, AMT, GNMA, FNMA
                   5.375%, 1/01/23                                      359,814
                                                                   ------------
                                                                        660,471
                IOWA - 0.2%
    125,000     Polk County, HospitalFacility RB, ETM
                   7.750%, 7/01/06                                      129,972
     65,000     Sioux City, Hospital RB, St. Lukes
                   Medical Center Project, ETM
                   6.375%, 9/01/06                                       66,171
                                                                   ------------
                                                                        196,143
                KANSAS - 2.6%
  2,825,000     Sedgwick & Shawnee Counties,
                   Single-Family Mortgage RB,
                   Series A, AMT, GNMA,
                   FNMA (6)
                   5.600%, 6/01/27                                    2,951,701
    219,000     Wichita, Hospital RB, ETM
                   6.750%, 10/01/07                                     227,603
                                                                   ------------
                                                                      3,179,304
                KENTUCKY - 1.3%
  1,345,000     State Area Development Districts
                   Financing GO, Henderson,
                   Series G1
                   5.750%, 12/01/20                                   1,420,871
     80,000     State Turnpike Authority RB, ETM (7)
                   6.625%, 7/01/08                                       85,045
    105,000     State Turnpike Authority Toll Road
                   RB, ETM
                   6.125%, 7/01/08                                      110,398
                                                                   ------------
                                                                      1,616,314
                LOUISIANA - 0.4%
    235,000     Calcasieu Parish, Public
                   Transportation Authority RB,
                   Single-Family Mortgage, Series A,
                   AMT, GNMA, FNMA
                   5.850%, 10/01/32                                     243,545

  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                LOUISIANA - (CONTINUED)
     75,000     Jefferson Parish, Hospital Service
                   District No. 1 RB, ETM
                   7.250%, 1/01/09                                       80,560
     75,000     Monroe-West Monroe, Single-
                   Family Mortgage RB, ETM
                   7.200%, 8/01/10                                       81,590
     55,000     State Local Government
                   Environmental Facilities RB,
                   Town & Country Service
                   Project, AMT, (LOC: Regions
                   Bank)
                   5.400%, 9/01/05                                       55,059
     40,000     State Public Facilities Authority
                   Hospital RB, Pendleton Memorial
                   Methodist Hospital, ETM
                   5.000%, 6/01/08                                       41,727
                                                                   ------------
                                                                        502,481
                MARYLAND - 1.0%
  1,115,000     State Health & Higher Education
                   RB, Howard County General
                   Hospital, ETM
                   5.500%, 7/01/13                                    1,171,096
                                                                   ------------
                MASSACHUSETTS - 1.1%
  1,200,000     State Health & Educational
                   Facilities Authority RB,
                   Daughters of Charity-Carney,
                   Series D, Pre-Refunded @ 100
                   (5)
                   6.100%, 7/01/06                                    1,224,120
  125,000       State Health & Educational
                   Facilities Authority RB, MBIA
                   5.000%, 7/01/13                                      126,464
                                                                   ------------
                                                                      1,350,584
                MICHIGAN - 3.1%
    700,000     Detroit/Wayne County, Stadium
                   Authority RB, FGIC
                   5.250%, 2/01/09                                      736,008
  1,000,000     Eaton County GO, Carrier Creek
                   Drain No. 326
                   2.750%, 12/01/06                                     996,170


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                MICHIGAN - (CONTINUED)
    750,000     Grand Valley, State University RB,
                   AMBAC
                   5.150%, 10/01/09                                     778,380
    350,000     Kalamazoo, Hospital Finance
                   Authority RB, Bronson
                   Methodist, MBIA
                   5.500%, 5/15/08                                      363,685
    800,000     State Hospital Finance Authority
                   RB, Bay Medical Center, Series
                   A, FSA
                   5.125%, 7/01/09                                      833,400
     65,000     State Strategic Funding RB, Solid
                   Waste Disposal, Waste
                   Management Project, AMT,
                   Mandatory Put (4)
                   4.200%, 12/01/05                                      65,124
                                                                   ------------
                                                                      3,772,767
                MINNESOTA - 0.6%
    660,000     Alexandria, Industrial
                   Development RB, Seluemed
                   Limited LLP Project, AMT,
                   (LOC: First Trust NA)
                   5.300%, 3/01/10                                      660,515
     30,000     Columbia Heights, Capital
                   Appreciation GO (3)
                   1.508%, 9/01/08                                       24,229
     15,000     St. Paul, Housing &
                   Redevelopment Authority TA,
                   Downtown & 7th Place Project,
                   AMBAC, ETM
                   5.300%, 9/01/06                                       15,273
                                                                   ------------
                                                                        700,017
                MISSISSIPPI - 3.5%
  1,235,000     Mississippi Business Finance RB,
                   TT&W Farm Products Project,
                   AMT, (LOC: National Bank)
                   6.900%, 7/01/10                                    1,297,862
    260,000     Mississippi Development Bank RB,
                   Special Obligation, Three
                   Rivers Solid Waste Project
                   4.650%, 7/01/06                                      263,323

  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                MISSISSIPPI - (CONTINUED)
  2,745,000     Mississippi Home Corporation RB,
                   Single-Family Mortgage, Series A,
                   AMT, FNMA, GNMA, USDA
                   3.150%, 6/01/20                                    2,711,099
                                                                   ------------
                                                                      4,272,284
                MISSOURI - 2.9%
  1,150,000     Boone County, Industrial
                   Development Authority
                   RB, Otscon Project, AMT,
                   Mandatory Put, (LOC: Boone
                   County National Bank) (4)
                   4.750%, 5/01/05                                    1,154,727
                Pacific, Industrial Development
                   Authority RB, Clayton Project,
                   AMT, (LOC: Commerce Bank NA)
    720,000        6.450%, 5/01/17                                      735,696
    720,000        6.200%, 5/01/12                                      735,674
    100,000     St. Charles County, Industrial
                   Development Authority RB,
                   Garden View Care Center
                   Project, AMT, (LOC: U.S.
                   Bank NA)
                   5.400%, 11/15/16                                     102,555
    500,000     St. Louis, Industrial Development
                   Authority RB, Multi-Family
                   Housing, Blumeyer General
                   Apartments Project, AMT,
                   Mandatory Put, (GA: AIG
                   Retirement Services) (4)
                   3.125%, 8/20/06                                      495,220
    200,000     St. Louis, Industrial Development
                   Authority RB, Multi-Family
                   Housing, Vaughn Elderly
                   Apartments Project, AMT,
                   Mandatory Put, (GA: Sun
                   America AIG) (4)
                   4.000%, 12/20/06                                     200,056


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                MISSOURI - (CONTINUED)
     60,000     State Housing Development
                   Community RB, Multi-Family
                   Housing Project, Primm Place,
                   Series A, AMT, (LOC: Bank of
                   America)
                   5.600%, 12/01/07                                      61,085
                                                                   ------------
                                                                      3,485,013
                NEBRASKA - 0.1%
    100,000     Madison County, Hospital
                   Authority RB, Faith Regional
                   Healthcare Services Project,
                   RADIAN
                   4.850%, 7/01/09                                      104,364
                                                                   ------------
                NEVADA - 0.8%
    530,000     Carson City, Hospital RB, Tahoe
                   Hospital Project, Series A,
                   RADIAN
                   2.300%, 9/01/07                                      516,644
                Henderson, Local Improvement
                   Districts SA, Lake Las Vegas,
                   Sub-Series B-2
    350,000        3.900%, 8/01/07                                      347,728
    100,000        3.000%, 8/01/05                                       99,998
     70,000     Las Vegas, Downtown
                   Redevelopment Agency RB,
                   Series A, BIG, ETM
                   7.100%, 6/01/06                                       72,232
                                                                   ------------
                                                                      1,036,602
                NEW JERSEY - 4.7%
  3,895,000     Atlantic City, Municipal Utilities
                   Authority RB, Sub-Water
                   Systems (1)
                   5.000%, 1/01/08                                    4,009,357
  1,500,000     Bergen County, Utilities Authority
                   RB, Project Notes
                   3.000%, 12/15/06                                   1,498,650
     20,000     Hudson County GO
                   5.125%, 8/01/08                                       20,625

  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                NEW JERSEY - (CONTINUED)
    100,000     Passaic County, Utilities Authority
                   RB, Solid Waste Systems
                   Project
                   4.200%, 3/01/06                                      100,645
    125,000     State Health Care Facilities
                   Financing Authority RB,
                   Allegany Health, Our Lady of
                   Lourdes, ETM, MBIA
                   5.000%, 7/01/08                                      126,991
                                                                   ------------
                                                                      5,756,268
                NEW YORK - 1.4%
    145,000     New York City, Housing
                   Development Corporation RB,
                   Multi-Family Housing,
                   Series E-1, AMT
                   2.750%, 11/01/07                                     143,764
    100,000     New York City, New Public
                   Housing Authority RB
                   3.875%, 1/01/06                                      100,517
                Saratoga County, Industrial
                   Development Agency RB,
                   Saratoga Hospital Project,
                   Series A
    445,000        5.000%, 12/01/07                                     458,804
    250,000        3.000%, 12/01/05                                     249,615
    720,000     State Dormitory Authority RB,
                   Mental Health Project, Series B,
                   Partially Pre-Refunded @102 (5)
                   5.700%, 2/15/07                                      760,320
     15,000     State Housing Finance Agency RB,
                   University Construction,
                   Series A, ETM
                   7.900%, 11/01/06                                      15,559
                                                                   ------------
                                                                      1,728,579
                NORTH CAROLINA - 0.5%
    100,000     Pasquotank County, Public Schools
                   Project COP, MBIA
                   5.000%, 6/01/15                                      103,468


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                NORTH CAROLINA - (CONTINUED)
    105,000     State Medical Care Community
                   Hospital RB, Memorial Mission
                   Hospital Project, ETM
                   7.625%, 10/01/08                                     112,540
    150,000     State Medical Care Community
                   RB, North Carolina Housing
                   Foundation Project, ACA
                   6.000%, 8/15/10                                      157,803
    250,000     State Medical Care Community
                   RB, Scotland Memorial
                   Hospital Project, RADIAN
                   4.750%, 10/01/05                                     250,765
                                                                   ------------
                                                                        624,576
                NORTH DAKOTA - 0.3%
    310,000     State Housing Finance Agency RB,
                   Home Mortgage Program,
                   Series A, AMT
                   5.200%, 7/01/19                                      312,771
                                                                   ------------
                OHIO - 1.0%
    120,000     Cuyahoga County, Deaconess
                   Hospital Project RB, ETM
                   6.750%, 11/01/09                                     128,538
    230,000     Franklin County, First Mortgage
                   RB, OCLC Project, ETM
                   7.500%, 6/01/09                                      247,963
    155,000     Montgomery County, Hospital RB,
                   Kettering Medical Center
                   Project, ETM
                   6.875%, 4/01/06                                      158,759
    635,000     State Building Authority RB, State
                   Correctional Facility, Series C
                   9.750%, 10/01/05                                     642,505
                                                                   ------------
                                                                      1,177,765
                OKLAHOMA - 0.1%
     45,000     Oklahoma City, New Public
                   Housing Authority RB
                   5.125%, 12/01/05                                      45,383
    100,000     State Military Department COP
                   6.500%, 9/01/05                                      100,196
                                                                   ------------
                                                                        145,579

  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                OREGON - 2.1%
    250,000     Cow Creek Band RB, Umpqua
                   Tribe of Indians, Series B,
                   AMBAC
                   5.100%, 7/01/12                                      252,950
    710,000     State Housing & Community
                   Services Department RB,
                   Single-Family Mortgage
                   Program, Series F, AMT, MBIA
                   5.650%, 7/01/28                                      734,268
  1,570,000     State Housing & Community
                   Services Department RB,
                   Single-Family Mortgage
                   Program, Series J, AMT,
                   FNMA
                   5.750%, 7/01/29                                    1,618,717
                                                                   ------------
                                                                      2,605,935
                PENNSYLVANIA - 7.5%
     10,000     Berks County GO, Second Series,
                   MBIA
                   3.100%, 11/15/08                                       9,989
  1,000,000     Chester County, Health &
                   Education Facilities Authority
                   RB, Chester County Hospital,
                   MBIA
                   5.625%, 7/01/08                                    1,033,310
     20,000     Delaware County, Industrial
                   Development Authority RB,
                   Martins Run Project
                   6.000%, 12/15/06                                      19,881
    205,000     Lakeland, School District GO, ETM
                   8.875%, 8/15/10                                      234,403
    250,000     Leesport, Borough Authority Sewer
                   RB, Pre-Refunded @100 (5)
                   5.250%, 11/15/06                                     254,385
  2,000,000     Montgomery County, Industrial
                   Development Authority RB,
                   Adult Communities Total
                   Services, Series B
                   5.750%, 11/15/17                                   2,087,200


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                PENNSYLVANIA - (CONTINUED)
  2,000,000     Philadelphia, Authority for
                   Industrial Development RB,
                   PGH Development Corporation
                   5.500%, 7/01/10                                    2,072,540
    110,000     Philadelphia, Hospitals Authority
                   RB, Thomas Jefferson
                   University Hospital, ETM
                   7.000%, 7/01/08                                      117,488
    350,000     Pittsburgh GO, Series B, FGIC,
                   Pre-Refunded @ 100 (5)
                   5.000%, 9/01/05                                      350,742
     10,000     Pittsburgh GO, Series C, ETM
                   7.000%, 3/01/07                                       10,518
    210,000     Pittsburgh, Urban Redevelopment
                   Authority TA, Series B, (LOC:
                   PNC Bank)
                   5.750%, 3/15/06                                      213,570
    825,000     State Higher Educational Facilities
                   Authority RB, Eastern College,
                   Series B, Pre-Refunded @ 102 (5)
                   8.000%, 10/15/06                                     890,365
  1,830,000     State Higher Educational Facilities
                   Authority RB, Saint Francis
                   Independent Colleges-
                   Universities
                   5.000%, 11/01/11                                   1,850,423
                                                                   ------------
                                                                      9,144,814
                RHODE ISLAND - 2.0%
  2,035,000     State Housing & Mortgage
                   Financing RB, Rental Housing
                   Project, Series A, HUD Section 8
                   5.650%, 10/01/07                                   2,066,929
     45,000     State Turnpike & Bridge Authority
                   RB, Series A, ETM
                   4.500%, 2/01/06                                       45,226
    332,000     Warwick GO, Series A, MBIA
                   6.600%, 11/15/06                                     333,079
                                                                   ------------
                                                                      2,445,234

  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                SOUTH DAKOTA - 0.8%
    820,000     State Health & Educational
                   Facilities RB, Rapid City
                   Regional Hospital, MBIA
                   5.000%, 9/01/06                                      838,548
    120,000     State Lease Revenue Trust COP,
                   Series B, FSA
                   6.500%, 9/01/08                                      125,855
                                                                   ------------
                                                                        964,403
                TENNESSEE - 0.3%
    350,000     State Housing Development
                   Agency RB, Homeownership
                   Program, Series 1D
                   4.700%, 7/01/15                                      351,911
                                                                   ------------
                TEXAS - 3.9%
    365,000     Brownsville, Independent School
                   District GO, PSF
                   7.250%, 8/15/05                                      365,722
    200,000       Dallas County GO, Series B
                   5.300%, 8/15/07                                      204,084
    515,000     Harris County, Municipal Utility
                   District No. 203 GO,
                   Waterworks & Sewer System,
                   MBIA, Pre-Refunded @ 47.889
                   (3) (5)
                   0.877%, 9/01/05                                      246,026
  2,885,000     Retama, Development Special
                   Facilities RB, Retama
                   Racetrack, ETM
                   8.750%, 12/15/10                                   3,543,415
    340,000     Valley Community Hospital RB, ETM
                   7.500%, 4/01/09                                      369,420
                                                                   ------------
                                                                      4,728,667
                VIRGINIA - 5.8%
    910,000     Fauquier County, Industrial
                   Development Authority RB,
                   RADIAN
                   5.000%, 10/01/05                                     913,276


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                VIRGINIA - (CONTINUED)
  4,000,000     Harrisonburg, Redevelopment &
                   Housing Authority RB, Stoney
                   Ridge Project, FHLMC (7)
                   2.340%, 8/01/32                                    4,000,000
    255,000     Louisa, Industrial Development
                   Authority RB, Pollution Control
                   5.250%, 12/01/08                                     264,295
    110,000     Petersburg GO, FGIC
                   4.950%, 3/01/07                                      110,210
  1,500,000     Poplar Hill, Community
                   Development Authority, COP,
                   Series A, USDA
                   5.500%, 9/01/34                                    1,470,570
    250,000     Rivanna, Water & Sewer Authority
                   RB, Regional Water & Sewer
                   Treatment System
                   4.600%, 10/01/05                                     250,797
                                                                   ------------
                                                                      7,009,148
                WEST VIRGINIA - 0.1%
     80,000     Cabell, Putnam, & Wayne
                   Counties, Single-Family
                   Residential Mortgage RB,
                   ETM, FGIC
                   7.375%, 4/01/10                                       87,030
                                                                   ------------
                WISCONSIN - 7.5%
  3,405,000     Central Brown County, Water
                   Authority BAN
                   1.500%, 8/01/05                                    3,404,762
  1,000,000     Fond Du Lac, Water Works RB, BAN
                   4.000%, 3/01/10                                    1,008,960
    300,000     Melrose-Mindoro School District
                   GO, FSA, Pre-Refunded @ 100 (5)
                   4.500%, 3/01/06                                      303,138
    350,000     Oconomowoc, Industrial
                   Development RB, Cl&D
                   Graphics Project, AMT, (LOC:
                   Marshall & Ilslay)
                   5.650%, 9/15/07                                      361,361

  Principal
   Amount $                                                             Value $
  ---------                                                             -------

                WISCONSIN - (CONTINUED)
    900,000     Oshkosh, Industrial Development
                   Authority RB, Don Evans
                   Project, AMT, Mandatory Put,
                   (LOC: Marshall & Ilslay) (4)
                   5.500%, 12/01/11                                     930,816
  1,500,000     State Health & Educational
                   Facilities RB, Aurora Health
                   Care, MBIA
                   5.000%, 8/15/09                                    1,581,255
  1,485,000     State Housing & Economic
                   Development Authority RB,
                   AMT, Series E
                   5.800%, 9/01/17                                    1,552,775
                                                                   ------------
                                                                      9,143,067
                WYOMING - 1.2%
  1,400,000     Community Development RB,
                   Multi-Family Housing
                   Authority, Aspen Court
                   Apartments Project, Series A,
                   AMT, Pre-Refunded @ 100,
                   (LOC: Bank One Arizona NA) (5)
                   4.750%, 12/01/05                                   1,415,414
                                                                   ------------
                PUERTO RICO - 0.1%
    130,000     Puerto Rico Commonwealth,
                   Aqueduct & Sewer Authority
                   RB, ETM
                   5.900%, 7/01/06                                      132,448
                                                                   ------------
                TOTAL MUNICIPAL BONDS
                (Cost $104,684,873)                                 104,601,283
                                                                   ------------

                CORPORATE OBLIGATIONS  - 6.3%
  2,473,068     IIS/Syska Holdings Energy (8)
                   3.900%, 8/15/08                                    2,377,855
    250,000     Kidspeace National Centers of
                   Georgia, USDA (1) (7)
                   4.500%, 12/01/28                                     248,627


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


  Principal
   Amount $                                                             Value $
  ---------                                                             -------

  5,000,000     USDA Airtanker
                   8.000%, 2/01/08                                    4,983,000
                                                                   ------------
                TOTAL CORPORATE
                OBLIGATIONS
                (Cost $7,717,033)                                     7,609,482
                                                                   ------------
   Shares
  ---------

                SHORT-TERM INVESTMENTS  - 6.4%
  5,850,000     BlackRock Institutional Muni Fund
                   Portfolio, 2.16% (9)                               5,850,000
  1,877,382     SEI Tax Exempt Trust Institutional
                   Tax Free Portfolio, 2.08% (9)                      1,877,382
                                                                   ------------
                TOTAL SHORT-TERM
                INVESTMENTS
                (Cost $7,727,382)                                     7,727,382
                                                                   ------------
                TOTAL INVESTMENTS - 98.8%
                (Cost $120,129,288)*                                119,938,147
                                                                   ------------
                OTHER ASSETS LESS
                LIABILITIES - 1.2%                                    1,514,649
                                                                   ------------
                TOTAL NET ASSETS - 100.0%                          $121,452,796
                                                                   ============

* At July 31, 2005, the tax basis cost of the Fund's investments was $120,129,288, and the unrealized appreciation and depreciation of investments owned by the Fund were $394,121 and $(585,262), respectively.
(1) Private Placement Security.
(2) Security purchased on a when-issued basis.
(3) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.
(4) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.
(5) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(6) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2005.
(7) Variable Rate Security -- Rate disclosed is as of July 31, 2005.
(8) Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2005, the value of these securities amounted to $2,377,855, representing 2.0% of the net assets of the Fund.
(9) Rate shown is 7-day yield as of July 31, 2005.
AMT -- Income from security may be subject to alternative minimum tax.
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FHLMC -- Federal Home Loan Mortgage Association
FNMA -- Federal National Mortgage Association
GA -- Guaranteed Agreement
GNMA -- Government National Mortgage Association
GO -- General Obligation
HUD -- Department of Housing and Urban Development
LLP -- Limited Liability Partnership
LOC -- Letter of Credit
NA -- National Association
RB -- Revenue Bond
SA -- Special Assessment
TA -- Tax Allocation
Guaranteed as to principal and interest by the organization identified below:
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
BIG -- BIG Guaranty
FGIC -- Federal Guaranty Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
PSF -- PSF Guaranty
RADIAN -- RADIAN Guaranty
USDA -- USDA Guaranty
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance, that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Series Trust


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -------------------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -------------------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 23, 2005

By (Signature and Title)*                  /s/ Alan M. Mandel
                                           -------------------------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: September 23, 2005

* Print the name and title of each signing officer under his or her signature.